Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Oct. 14, 2016
Document Effective Date	Oct. 14, 2016
Prospectus Date	May 01, 2016
Alger Small Cap Growth Portfolio | Alger Small Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AASOX